Exhibit 1

STORE Master Funding I-VII
Net-Lease Mortgage Notes, Series 2016-1

Report To:
STORE Capital Corporation
Credit Suisse Securities (USA) LLC

10 March 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

STORE Capital Corporation

8501 East Princess Drive, Suite 190

Scottsdale, Arizona 85255

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:                             STORE Master Funding I, LLC, STORE Master Funding II, LLC, STORE Master Funding III, LLC, STORE Master Funding IV, LLC, STORE Master Funding V, LLC, STORE Master Funding VI, LLC and STORE Master Funding VII, LLC (together, the “Issuers”)

Net-Lease Mortgage Notes, Series 2016-1 (the “Notes”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuers in evaluating the accuracy of certain information with respect to a pool consisting primarily of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) that will secure the Notes.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, STORE Capital Corporation (the “Property Manager”), on behalf of the Issuers, provided us with:

a.                                      Electronic data files:

i.                                          Labeled “-Data Tape file 02.28.15 (sent 3.20.15).xlsx” (the “2015-1 Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 28 February 2015 (the “2015-1 Cut-off Date”) on certain Owned Properties and the related Leases acquired by the Issuers on or before 6 May 2014 (the “Related Series Owned Properties and Leases”),

ii.                                       Labeled “Data Tape 12.31.15 (Final).xlsx” (the “Preliminary Base Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 31 December 2015 (the “Statistical Cut-off Date) (or with respect to certain appraisal information, as of 4 February 2016) on certain fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Preliminary Owned Properties”) and each of the leases with respect to such Preliminary Owned Properties and all payments required thereunder (the “Preliminary Leases,” together with the Preliminary Owned Properties, the “Preliminary Collateral Pool”), which are expected to be representative of the Owned Properties and Leases, respectively,

iii.                                    Labeled “Data Tape 12.31.15 (Final FCCR).xlsx” (the “FCCR Data File,” together with the 2015-1 Data File and Preliminary Base Data File, the “Provided Data Files”) that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date on the most recent aggregate unit FCCR characteristic for the Preliminary Owned Properties and the related Preliminary Leases,

iv.                                   Labeled “12.31.15 Inv Portfolio Trial Balance (run 02.19.16).xlsx” (the “Investment Portfolio Trial Balance Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date on the property ID characteristic (the “Property ID”) for the Preliminary Owned Properties and the related Preliminary Leases,

v.                                      Labeled “12.31.15 Portfolio Cash Flows (run 02.19.16).xlsx” (the “STORE Cash Flow Reports Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date on the current consolidated payment characteristic for the Preliminary Owned Properties and the related Preliminary Leases,

vi.                                   Labeled “FCCR Audit Support - MF.xlsx” (the “Unit Financial Support Schedule,” together with the Investment Portfolio Trial Balance Schedule and STORE Cash Flow Reports Schedule, the “Source Schedules”) that the Property Manager, on behalf of the Issuers, indicated contains source information as of the Statistical Cut-off Date on the most recent aggregate unit FCCR characteristic for the Preliminary Owned Properties and the related Preliminary Leases and

vii.                                Labeled “Date File Compare Exception List (SMF VII).xlsx” (the “Exempt Lease Schedules”) that the Property Manager, on behalf of the Issuers, indicated contain information as of the Statistical Cut-off Date on the Related Series Owned Properties and Leases that have Sample Characteristic (as defined herein) values that have changed since the 2015-1 Cut-off Date,

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b.                                      Imaged copies of the:

i.                                          Lease agreement or master lease agreement, unconditional guaranty of payment and performance and any corresponding amendments, addendums, estoppels, assignment and assumptions or notice of name changes, if applicable (collectively, the “Lease Agreement”),

ii.                                       Credit memorandum and any corresponding addendums, if applicable (collectively, the “Credit Memorandum”),

iii.                                    Appraisal and any appraiser supplied confirmations, if applicable, (collectively, the “Appraisal”),

iv.                                   Screen shots of certain pages of certain websites containing address information (the “Address Web-Site Screen Shots”),

v.                                      Screen shots of certain pages of certain websites containing tenant information (the “Tenant Web-Site Screen Shots”),

vi.                                   Settlement statement (the “Settlement Statement”),

vii.                                Survey, floor plan or tax lookup - property card (collectively, the “Survey”) and

viii.                             Phase I environmental report (the “Phase I Environmental Report,” together with the Lease Agreement, Credit Memorandum, Appraisal, Address Web-Site Screen Shots, Tenant Web-Site Screen Shots, Settlement Statement and Survey, the “Source Documents”)

relating to each of the Sample 2016-1 Owned Properties and Leases (as defined herein),

c.                                       The internet website address http://www.census.gov/eos/www/naics/ (the “NAICS Web-Site,” together with the Source Schedules and Source Documents, the “Sources”) that the Property Manager, on behalf of the Issuers, indicated contains information on the sector and industry group characteristics for the Preliminary Owned Properties and the related Preliminary Leases,

d.                                      A draft of the preliminary private placement memorandum corresponding to the Notes (the “Draft Preliminary Securitization Offering Document”),

e.                                       Certain schedules (collectively, the “Hybrid Lease Schedules”) that the Property Manager, on behalf of the Issuers, indicated contain information on the ending principal balances as of 1 December 2015, 2 December 2015 or 3 December 2015, as applicable, for the eight Hybrid Leases (as defined in the Draft Preliminary Securitization Offering Document) that are expected to be included in the Collateral Pool,

f.                                        The list of relevant characteristics on the 2015-1 Data File and Preliminary Data File (as defined in Attachment A) (the “Sample Characteristics”), which are listed on Exhibit 2 to Attachment A,

g.                                       A list of 163 Property IDs, each corresponding to one of the 2016-1 Preliminary Owned Properties and Leases (as defined in Attachment A) selected by the Property Manager, on behalf of the Issuers (the “Sample 2016-1 Owned Properties and Leases”), which are identified on Exhibit 1 to Attachment A,

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h.                                      The following list of certain Sample Characteristics:

i.                                          Tenant,

ii.                                       Master lease,

iii.                                    Lease term start date,

iv.                                   Lease expiration year,

v.                                      Original lease term (months),

vi.                                   Initial lease rate,

vii.                                Rent bump % cap,

viii.                             Next lease renewal option date and

ix.                                   Consolidated appraisal value

(collectively, the “Variable Sample Characteristics”) and

i.                                          Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuers are responsible for the Provided Data Files, Sources, Exempt Lease Schedules, Draft Preliminary Securitization Offering Document, Hybrid Lease Schedules, Sample Characteristics, basis or criteria used for the selection of the Sample 2016-1 Owned Properties and Leases, Variable Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Sources, Exempt Lease Schedules, Draft Preliminary Securitization Offering Document, Hybrid Lease Schedules or basis or criteria used for the selection of the Sample 2016-1 Owned Properties and Leases provided to us by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Collateral Pool or Collateral Pool, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

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The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the Collateral Pool conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the Collateral Pool,

iii.                                    Whether the originators of the Collateral Pool complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the Collateral Pool that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 March 2016

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Attachment A

Procedures performed and our associated findings

1.                                      As instructed by the Property Manager, on behalf of the Issuers, for each Preliminary Owned Property and related Preliminary Lease on the Preliminary Base Data File, we appended the Preliminary Base Data File with the corresponding most recent aggregate unit FCCR information on the FCCR Data File.  The Preliminary Base Data File, as appended, is hereinafter referred to as the “Preliminary Data File.”

2.                                      For each commercial real estate property and related lease on the 2015-1 Data File and Preliminary Data File, we compared the Property ID, as shown on the 2015-1 Data File, to the corresponding Property ID on the Preliminary Data File and noted that:

a.                                      Ten of the Related Series Owned Properties and Leases included on the 2015-1 Data File were not included on the Preliminary Data File and

b.                                      180 of the Preliminary Owned Properties and Preliminary Leases on the Preliminary Data File were not included on the 2015-1 Data File, (the “2016-1 Preliminary Owned Properties and Leases”).  The 2016-1 Preliminary Owned Properties and Leases are listed on Exhibit 1 to Attachment A.

The Property Manager, on behalf of the Issuers, indicated that the ten Related Series Owned Properties and Leases not included on the Preliminary Data File were sold after the 2015-1 Cut-off Date and prior to the Statistical Cut-off Date.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Property Manager, on behalf of the Issuers, that is described in the preceding sentence.

3.                                      For each Sample 2016-1 Owned Property and Lease, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are stated in the notes to Exhibit 2 to Attachment A and in the succeeding paragraph of this Item 3.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

3.  (continued)

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Sample Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source is listed for a Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 2 to Attachment A.  In addition, if a particular Source contained multiple values for the same Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File for the Sample Characteristic agreed with at least one of the values on the corresponding Source.  We performed no procedures to reconcile any differences that may exist between various values on a Source for the same Sample Characteristic.

4.                                      For each Related Series Owned Property and Lease on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A (except as described in the succeeding paragraphs of this Item 4.), all as shown on the 2015-1 Data File, to the corresponding information as shown on the Preliminary Data File, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are stated in the notes to Exhibit 4 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

The Property Manager, on behalf of the Issuers, instructed us not to perform the comparison procedures described in the preceding paragraph of this Item 4. for:

a.                                      The personal guarantee, corporate guarantee, appraisal date, date of last bump in rent, date of next bump in rent, tenant purchase option (Y/N), current consolidated payment and most recent aggregate unit FCCR Sample Characteristics, which the Property Manager, on behalf of the Issuers, instructed us not to compare due to the passage of time between the 2015-1 Cut-off Date and Statistical Cut-off Date and

b.                                      Any Related Series Owned Property and Lease and any one, or more, of the Variable Sample Characteristics as indicated on the Exempt Lease Schedule, which the Property Manager, on behalf of the Issuers, indicated was expected to have changed due to certain amendments and other changes between the 2015-1 Cut-off Date and the Statistical Cut-off Date corresponding to the Variable Sample Characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf the Issuers, that are described in this Item 4.

5.                                      Using:

a.                                      Information on the Preliminary Data File and

b.                                      The additional information, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, which are described in the succeeding two paragraphs of this Item 5., we recalculated the current lease rate of each Preliminary Owned Property and Preliminary Lease (except as described in the third paragraph of this Item 5.).  We compared the results of our recalculations to the corresponding current lease rate, as shown on the Preliminary Data File, and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current lease rate of each Preliminary Owned Property and Preliminary Lease (except as described in the third paragraph of this Item 5.) by:

i.                                          Multiplying the current consolidated payment, as shown on the Preliminary Data File, by twelve,

ii.                                       Dividing the result of i. by the sum of the consolidated contract price for each unique Property ID corresponding to the same contract ID on the Preliminary Data File and

iii.                                    Rounding the result of ii. to the nearest 0.01%.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to recalculate the current lease rate for:

(a)                                 Any Preliminary Owned Property and Preliminary Lease that is a Hybrid Lease, as indicated on the Preliminary Data File,

(b)                                 Any Preliminary Owned Property and Preliminary Lease that is subject to a percentage rent clause, as indicated on the Preliminary Data File, or

(c)                                  The Preliminary Owned Properties and Preliminary Leases corresponding to Property IDs P0000750 or P0000751, which the Property Manager, on behalf of the Issuers, indicated have terminated leases and no active tenant.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, that are described in this Item 5.

6.                                      Using:

a.                                      Information on the Preliminary Data File and

b.                                      The additional information, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, which are described in the succeeding three paragraphs of this Item 6., we recalculated the remaining lease term (as of cut-off date) of each Preliminary Owned Property and Preliminary Lease (except as described in the fourth paragraph of this Item 6.).  We compared the results of our recalculations to the corresponding remaining lease term (as of cut-off date), as shown on the Preliminary Data File, and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the remaining lease term (as of cut-off date) of each Preliminary Owned Property and Preliminary Lease (except as described in the fourth paragraph of this Item 6.) by:

i.                                          Recalculating the difference in years between the year of the Statistical Cut-off Date and the year of the rent commencement date (original start date), as shown on the Preliminary Data File,

ii.                                       Multiplying the result of i. by twelve,

iii.                                    Recalculating the difference in months between the month of the Statistical Cut-off Date and the month of the rent commencement date (original start date), as shown on the Preliminary Data File,

iv.                                   Adding the results of ii. and iii. and

v.                                      Subtracting the result of iv. from the original lease term (months).

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to subtract 1.00 from the result obtained in v. above if the rent commencement date (original start date) occurred on the first of the month or the first business day of the month.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to recalculate the remaining lease term (as of cut-off date) for Preliminary Owned Property and Preliminary Leases corresponding to Property IDs P0000750 and P0000751, which the Property Manager, on behalf of the Issuers, indicated have terminated leases and no active tenant.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, that are described in this Item 6.

7.                                      Using:

a.                                      Information on the Preliminary Data File,

b.                                      Information on the Hybrid Lease Schedules and

c.                                       The applicable information, assumptions and methodologies described in the Draft Preliminary Securitization Offering Document relating to the calculation of the Collateral Value (as defined in the Draft Preliminary Securitization Offering Document) for each 2016-1 Preliminary Owned Property corresponding to a Hybrid Lease, we recalculated the Collateral Value for each 2016-1 Preliminary Owned Property corresponding to a Hybrid Lease.  We compared the results of our recalculations to the corresponding collateral value information that is shown on the Preliminary Data File.  All such compared information was in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Sample 2016-1 Owned Properties and Leases

2016-1 Preliminary Owned Property and Preliminary Lease	Sample 2016-1 Owned Property and Lease Number

P0001107
P0001108
P0001109
P0001116
P0001117
P0001242
P0001243
P0001376
P0001391
P0001392
P0001393
P0001478
P0001522
P0001590
P0001602
P0001685
P0001694
P0001138	1
P0001139	2
P0001432	3
P0001168	4
P0001307	5
P0001308	6
P0001309	7
P0001310	8
P0001455	9
P0001482	10
P0001261	11
P0001080	12
P0001081	13
P0001101	14
P0000890	15
P0000688	16
P0001605	17
P0001316	18
P0001326	19
P0001327	20
P0001332	21
P0001336	22
P0001337	23
P0001338	24
P0001366	25
P0001297	26
P0001298	27
P0001251	28
P0001252	29
P0001253	30
P0001254	31
P0001259	32
P0001260	33
P0001269	34
P0001270	35
P0001271	36
P0001272	37
P0001273	38
P0001274	39
P0001275	40
P0001276	41
P0001277	42
P0001278	43
P0001279	44
P0001280	45
P0001281	46
P0001282	47
P0001283	48
P0001284	49
P0001285	50
P0001286	51
P0001306	52
P0001521	53

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2016-1 Preliminary Owned Property and Preliminary Lease	Sample 2016-1 Owned Property and Lease Number

P0001236	54
P0001171	55
P0000757	56
P0000706	57
P0001245	58
P0001247	59
P0001248	60
P0001249	61
P0001250	62
P0001255	63
P0001256	64
P0001257	65
P0001258	66
P0001295	67
P0000914	68
P0001131	69
P0001127	70
P0001128	71
P0001129	72
P0001379	73
P0001380	74
P0001381	75
P0001382	76
P0001383	77
P0001384	78
P0001385	79
P0001386	80
P0001387	81
P0001388	82
P0001389	83
P0001231	84
P0001230	85
P0001229	86
P0001339	87
P0001340	88
P0001341	89
P0001598	90
P0001599	91
P0001600	92
P0001601	93
P0001616	94
P0000759	95
P0000977	96
P0001322	97
P0001323	98
P0001324	99
P0001325	100
P0001514	101
P0001422	102
P0001423	103
P0001523	104
P0001579	105
P0001606	106
P0001607	107
P0001674	108
P0001133	109
P0001264	110
P0001429	111
P0001591	112
P0001232	113
P0001233	114
P0001234	115
P0001235	116
P0000999	117
P0001000	118
P0001004	119
P0001005	120
P0001220	121
P0001221	122
P0001222	123
P0001223	124
P0001224	125
P0001225	126
P0001226	127
P0001572	128
P0001573	129

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2016-1 Preliminary Owned Property and Preliminary Lease	Sample 2016-1 Owned Property and Lease Number

P0001126	130
P0001671	131
P0001592	132
P0001593	133
P0001594	134
P0001595	135
P0001159	136
P0001160	137
P0001161	138
P0001162	139
P0001163	140
P0001312	141
P0001313	142
P0001265	143
P0001266	144
P0001267	145
P0001268	146
P0001497	147
P0001498	148
P0001499	149
P0001560	150
P0001561	151
P0001562	152
P0001563	153
P0000993	154
P0001103	155
P0001104	156
P0001105	157
P0001343	158
P0001344	159
P0001345	160
P0001346	161
P0001347	162
P0001244	163

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Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)

Property ID	Investment Portfolio Trial Balance Schedule
Tenant	Lease Agreement
Sector	NAICS Web-Site	i.
Industry group	NAICS Web-Site	ii.
Concept	Credit Memorandum or Tenant Web-Site Screen Shots	iii.
City	Appraisal, Address Web-Site Screen Shots or Tenant Web-Site Screen Shots	iii.
State	Appraisal
Zip code	Appraisal, Address Web-Site Screen Shots or Tenant Web-Site Screen Shots
Master lease	Lease Agreement	iv.
Personal guarantee	Lease Agreement
Corporate guarantee	Lease Agreement
Property acquisition date	Settlement Statement
Land FT	(a) Survey(s) or (b) Survey and recalculation	v., vi., vii., viii., ix.
Building FT	Survey or Appraisal	v., x.
Year built	Appraisal or Phase I Environmental Report
Appraisal date	Appraisal
Lease term start date	Lease Agreement or Settlement Statement	xi.
Lease expiration year	Lease Agreement
Original lease term (months)	Lease Agreement or Settlement Statement
Initial lease rate	Credit Memorandum
Date of last bump in rent	Lease Agreement	xii., xiii.

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Sample Characteristic	Source(s)	Note(s)

Date of next bump in rent	Lease Agreement	xiii.
Rent increase type	Lease Agreement	iii.
Rent bump % cap	Lease Agreement	xiv.
Tenant purchase option (Y/N)	Lease Agreement
Next lease renewal option date	Lease Agreement
Current consolidated payment	STORE Cash Flow Reports Schedule
Most recent aggregate unit FCCR	Unit Financial Support Schedule
Raw land value	Appraisal
Consolidated appraised value	Appraisal

Notes:

i.                                          For the purpose of comparing the sector Sample Characteristic for each Sample 2016-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the first two digits of the NAICS code, as shown on the Preliminary Data File, to identify the sector description, as shown on the NAICS Web-Site, and compare the sector description information on the NAICS Web-Site to the corresponding sector Sample Characteristic that is shown on the Preliminary Data File.

ii.                                       For the purpose of comparing the industry group Sample Characteristic for each Sample 2016-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the first four digits of the NAICS code, as shown on the Preliminary Data File, to identify the industry group description, as shown on the NAICS Web-Site, and compare the industry group description information on the NAICS Web-Site to the corresponding industry group Sample Characteristic that is shown on the Preliminary Data File.

iii.                                    For the purpose of comparing the concept, city and rent increase type Sample Characteristics for each Sample 2016-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to abbreviation, truncation, or misspelling.

iv.                                   For the purpose of comparing the master lease Sample Characteristic for each Sample 2016-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a master lease Sample Characteristic value of “N” or “N/A,” as shown on the Preliminary Data File, if no master lease agreement was included in the Lease Agreement for the related Sample 2016-1 Owned Property and Lease.

v.                                      For the purpose of comparing the land FT and building FT Sample Characteristics for each Sample 2016-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to round any square footage amounts shown on the Survey or Appraisal, as applicable, to the nearest square foot.

Notes:  (continued)

vi.                                   For the purpose of comparing the land FT Sample Characteristic for Sample 2016-1 Owned Property and Lease number 9, the Property Manager, on behalf of the Issuers, instructed us to calculate the land FT as the sum of the:

(a)                                 Tract 1 land area rounded to the nearest square foot and

(b)                                 Tract 2 land area rounded to the nearest square foot,

both as shown on the Survey.

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vii.                                For the purpose of comparing the land FT Sample Characteristic for Sample 2016-1 Owned Property and Lease number 100, the Property Manager, on behalf of the Issuers, instructed us to calculate the land FT by:

(a)                                 Multiplying:

1.                                      The number of acres, as shown on the Survey, by

2.                                      43,560 and

(b)                                 Rounding the result obtained in (a) to the nearest square foot.

viii.                             For the purpose of comparing the land FT Sample Characteristic for Sample 2016-1 Owned Property and Lease numbers 105 and 161, the Property Manager, on behalf of the Issuers, instructed us to use the sum of the land values from both Surveys relating to Sample 2016-1 Owned Property and Lease numbers 105 and 161, respectively.

ix.                                   For the purpose of comparing the land FT Sample Characteristic for Sample 2016-1 Owned Property and Lease numbers 159 and 160, the Property Manager, on behalf of the Issuers, instructed us to calculate the land FT by:

(a)                                 Dividing the land value shared by both Sample 2016-1 Owned Property and Lease numbers 159 and 160, as shown on the Survey, by 2 and

(b)                                 Adding the result obtained in (a) to each land value shown on the Survey corresponding exclusively to Sample 2016-1 Owned Property and Lease numbers 159 and 160, respectively.

x.                                      We were instructed not to compare the building FT Sample Characteristic for Sample 2016-1 Owned Property and Lease numbers 5, 10, 12, 18, 54, 64, 70, 87, 88, 89, 90, 91, 92, 93, 98, 105, 108, 109, 111, 113, 131 and 162, which the Property Manager, on behalf of the Issuers, indicated were multi-story properties.

xi.                                   For the purpose of comparing the lease term start date Sample Characteristic for Sample 2016-1 Owned Property and Lease numbers 5, 6, 7 and 8, the Property Manager, on behalf of the Issuers, instructed us to use the Settlement Statement relating to Sample 2016-1 Owned Property and Lease number 4 as the Source.

xii.                                For the purpose of comparing the date of last bump in rent for Sample 2016-1 Owned Property and Lease number 15, the Property Manager, on behalf of the Issuers, instructed us to assume that the property had not opened for business as of 1 November 2015.

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Notes:  (continued)

xiii.                             For the purpose of comparing the date of last bump in rent and date of next bump in rent Sample Characteristics for Sample 2016-1 Owned Property and Lease numbers 94, 109, 110, 111 and 112, the Property Manager, on behalf of the Issuers, instructed us to use the day of the rent due date, as shown in the Lease Agreement, instead of the first of the month, to determine the day corresponding to the date of last bump in rent and date of next bump in rent.

xiv.                            For the purpose of comparing the rent bump % cap Sample Characteristic for each Sample 2016-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a blank rent bump % cap value, as shown on the Preliminary Data File, if the Lease Agreement for the related Sample 2016-1 Owned Property and Lease contained a fixed rent schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, that is described above.

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Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample 2016-1 Owned Property and Lease Number	Sample Characteristic	Preliminary Data File Value	Source Value

30	City	Burton	Flint

53	Current consolidated payment	$57,841.35	$0.00

60	City	Mt. Morris Twp	Flint

Note:

The Property Manager, on behalf of the Issuers, indicated that Sample 2016-1 Owned Property and Lease number 53 will not be one of the Owned Properties and related Leases in the Collateral Pool.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Property Manager, on behalf of the Issuers, that is described above.

Exhibit 4 to Attachment A

Related Series Owned Properties and Leases

Sample Characteristic Differences Between the 2015-1 Data File and Preliminary Data File

Property ID	Sample Characteristic	2015-1 Data File Value	Preliminary Data File Value

P0000103	Land FT	14,617	20,699
	Building FT	14,617	28,855

P0000380	Land FT	261,450	479,247
	Raw land value	$1,300,000.00	$2,585,000.00
	Consolidated appraised value	$5,175,000.00	$8,370,000.00

P0000488	Land FT	305,052	370,409
	Raw land value	$225,000.00	$875,000.00
	Consolidated appraised value	$2,325,000.00	$2,700,000.00

P0000571	Consolidated appraised value	$4,200,000.00	$5,200,000.00

P0000587	Land FT	70,627	70,626
	Building FT	9,563	9,653

P0000696	Land FT	230,477	301,747
	Building FT	38,561	60,054
	Raw land value	$800,000.00	$1,330,000.00
	Consolidated appraised value	$7,700,000.00	$15,620,000.00

P0000760	Rent increase type	Fixed Percentage Increase	Variable Percentage Increase

P0000851	Land FT	280,091	386,290

P0000871	Building FT	8,601	9,500

P0000876	Concept	PetVet Care Centers	Scottsdale Ranch Animal Hospital

P0000879	Concept	PetVet Care Centers	Providence Animal Hospital

P0000930	Concept	O2 Fitness	East Shore Athletic Clubs

P0000931	Concept	O2 Fitness	East Shore Athletic Clubs

P0000932	Concept	O2 Fitness	East Shore Athletic Clubs

P0000933	Concept	O2 Fitness	East Shore Athletic Clubs

P0000934	Concept	O2 Fitness	East Shore Athletic Clubs

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Property ID	Sample Characteristic	2015-1 Data File Value	Preliminary Data File Value

	Building FT	15,765	15,258

P0000936	Concept	PetVet Care Centers	Dockery Williams Odom & Deriso

P0000937	Concept	PetVet Care Centers	Falls Road Animal Hospital

P0000939	Zip code	80923	80911

P0000961	Building FT	8,667	7,891

P0000969	Concept	National Veterinary Associates	Kirkman Road Veterinary Clinic

P0000983	Land FT	152,150	152,155

P0001017	Concept	PetVet Care Centers	Veterinary Specialty Center of Tucson
	Building FT	31,679	26,853

P0001199	Raw land value	$150,000.00	$170,000.00

P0001241	Concept	National Veterinary Associates	Midwest Bird & Exotic Animal Hospital

Notes:

i.                                          For the purpose of comparing the rent increase type and concept Sample Characteristics for each Related Series Owned Property and Lease on the Preliminary Data File, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to abbreviation, truncation, or misspelling.

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Notes:  (continued)

ii.                                       We were instructed not to compare the rent increase type Sample Characteristic for the Related Series Owned Properties and Leases corresponding to Property IDs P0000750 and P0000751, which the Property Manager, on behalf of the Issuers, indicated have terminated leases and no active tenant.

iii.                                    For the purpose of comparing the land FT, building FT, raw land value and consolidated appraised value Sample Characteristics for the Related Series Owned Properties and Leases corresponding to Property IDs P0000103, P0000380, P0000488, P0000571 and P0000696, as applicable, the Property Manager, on behalf of the Issuers, indicated that the values of these Sample Characteristics were expected to have changed due to renovation or expansion activities that occurred between the 2015-1 Cut-off Date and the Statistical Cut-off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, that is described above.

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